Other long-term liabilities (Tables)	12 Months Ended
Dec. 31, 2012
Other Long Term Liabilities

Other long-term liabilities consist of the following:

	2012	2011
Asset retirement obligations	$7,088	$—
Customer deposits	5,620	2,483
Provision for injury and damages	3,480	—
Deferred water rights inducement	2,845	2,927
Contingent consideration	1,031	1,080
Capital Leases:
Obligation for equipment leases. Interest rates varying from 1.90% to 5.80%, monthly interest and principal payments with varying dates of maturity from March 2012 to December 2014	270	501
Other	4,907	5,073

	25,241	12,064
Less: current portion	(4,352)	(1,037)

	$20,889	$11,027